Interest-bearing loans and borrowings - Venture Debt (Details)			1 Months Ended		12 Months Ended
	Oct. 26, 2018 USD ($) $ / shares shares	Oct. 26, 2018 EUR (€)	Nov. 30, 2019 USD ($)	Nov. 30, 2019 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Oct. 26, 2018 EUR (€) shares
Disclosure of detailed information about borrowings [line items]
Additional fee to be paid at end of term	2.50%									2.50%
Repayment of venture debt					$ 0	$ 7,869,000		$ 5,165,000
Interest on loans					8,146,000	7,462,000		9,747,000
Interest paid, classified as financing activities					1,467,000	5,310,000		2,461,000
Other finance income					$ 0	5,177,000		0
Bond Issuance Agreement
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 14,000,000									€ 12,000,000
Borrowings, interest rate	9.00%									9.00%
Subscription price (in dollars per share) | $ / shares	$ 1.00
Number of warrants issued | shares	816,716									816,716
Exercise price (in dollars per share) | $ / shares	$ 1.34
Exercise price per ADS (in dollars per share) | $ / shares	$ 5.36
Venture debt
Disclosure of detailed information about borrowings [line items]
Repayment of venture debt			$ 550,000	€ 448,000		7,869,000	€ 6,588,007	5,165,000	€ 4,547,000
Interest on loans						819,000		1,451,000
Interest paid, classified as financing activities						701,000		$ 940,000
Other finance income						$ 532,000
Venture debt | Financial liabilities at fair value through profit or loss | Bond Issuance Agreement
Disclosure of detailed information about borrowings [line items]
Adjustments for increase (decrease) in derivative financial liabilities	$ (819,000)	€ (712,000)
Increase in borrowings	$ 12,800,000	€ 10,900,000